Schedule of Property and Equipment by Geographic Area (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Isreal	$ 88	$ 105	$ 129
Total property and equipment	88	105	129
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Isreal	20	29	72
Total property and equipment	20	29	72
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Isreal	68	76	57
Total property and equipment	$ 68	$ 76	$ 57